Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule Of Accounts Receivable

	2017	2016
Balance, beginning of year	$13	$27
Net charges to bad debt expense	1	54
Write-offs	(7)	(68)

Balance, end of year	$7	$13

Schedule Of Estimated Useful Lives

Asset	Rate
Equipment	20% to 30%
Vehicles and office and computer equipment	30%